Other Receivables (Details) - BRL (R$)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	R$ 1,844,382,000	R$ 1,631,520,000
Current	1,050,086,000	949,674,000
Noncurrent	794,296,000	681,846,000
Contract assets	392,594,000	283,896,000
Proceeds from disposal of subsidiaries	326,885,000
CDE Transfer
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	394,814,000	325,657,000
Investment disposal
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	340,384,000	596,203,000
Indemnification asset
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	346,634,000	0
Assets and rights disposal
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	332,744,000	315,436,000
Services In Progress
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	230,940,000	239,474,000
Contractual advances to suppliers
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	35,688,000	44,624,000
Disposals and decommissioning in progress
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	33,829,000	35,676,000
Tariff flags
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	17,561,000	10,076,000
Advance payments to employees
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	11,816,000	12,536,000
Other receivables
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	99,972,000	51,838,000
CDE Quota
Disclosure of fair value measurement of assets [line items]
Contract assets	88,979,000	141,619,000
CDE Balance
Disclosure of fair value measurement of assets [line items]
Contract assets	143,611,000	81,610,000
CDE Accrued Balance
Disclosure of fair value measurement of assets [line items]
Contract assets	R$ 162,224,000	R$ 102,428,000